RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
RELATED PARTY TRANSACTIONS

NOTE 6 – RELATED PARTY TRANSACTIONS

Accounts payable, related party – represents amounts due to various officers of the Company for travel expenses and $15,000 for advertising and sponsorship fees due to a non-profit organization of which the president of the Company is a director and two directors of the Company are trustees.

NOTE 7 - RELATED PARTY TRANSACTIONS

Accounts receivable; related party – represents amounts due from distributors owned by certain ABHD stockholders. Management deems the remaining balance at December 31, 2011, net of reserves taken, to be collectible.

Royalty Agreement – In 2009, the Company entered into a Royalty Agreement (the “Agreement”) with Hydrophix of California (“Hydrophix”), a distributor owned by two stockholders of the Company. The Agreement requires the Company to pay to Hydrophix a royalty equal to 5-10% of revenues generated by AbTech on certain products sold by AbTech, up to a maximum total royalty of $1,086,000. The first $104,665 of royalties due under the Agreement is to be retained by AbTech as payment for outstanding amounts due from Hydrophix. The term of the Agreement is ten years or the date on which total royalty payments reach $1,086,000. As of December 31, 2011, $1,906 of royalties had been earned by Hydrophix and applied under this Agreement to amounts due from Hydrophix. The remaining $102,759 due from Hydrophix, that is to be offset by future royalties payments due under the Agreement, is included in “Prepaids and other current assets” net of a $77,000 reserve.

Due to related party – represents amounts owed to a related company for services provided in the form of office and clerical support, and cash advances. On December 31, 1998, the Company executed a loan document in the amount of $127,353, with an original maturity date of December 31, 2003 (extended to December 31, 2013), with interest accruing at the rate of 5% per annum until the loan is paid in full. In the event of default of principal or interest, the entire unpaid balance, including principal and interest, will be due and payable without notice, with interest accruing at 8% from the date of default.

Convertible Promissory Notes – In 2011, director purchase a Convertible Note and accompanying warrant for 333,333 shares, for $500,000 in the July Offering (see Note 14 – PRIVATE PLACEMENTS). $200,000 of the purchase price was remitted in the form of a non-interest bearing Senior Convertible Promissory Note due from AbTech Industries in the amount of $200,000. In 2011, a Convertible Note held by this director in the principal amount of $100,000 was purchased by another investor and converted with interest into 198,980 shares of Company common stock. Refer to Note 10 – CONVERTIBLE PROMISSORY NOTES for a summary of debt held by related parties at December 31, 2011 and 2010.

Equity- In 2011, the Company granted 16,000 shares of common stock to a director for financial services provided by the director to the company. The shares were valued at $0.42 per shares and recorded as stock issued for services.

Stock Options – All of the 4,734,300 stock options granted by the Company in 2011 were granted to directors and officers of the company (see Note 11 – STOCKHOLDERS’ EQUITY AND STOCK-BASED COMPENSATION).